RIGHT-OF-USE ASSETS AND OPERATING LEASE LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2025
Right-of-use Assets And Operating Lease Liabilities
SCHEDULE OF REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted-average remaining lease terms and discount rates of the Company’s operating leases are as follows:

	As of December 31,
	2025	2024
Weighted average remaining lease term (years)	$0.83	$1.35
Weighted average discount rate	4.3%	4.0%

SCHEDULE OF MATURITY OF LEASE LIABILITIES

The following table sets forth the five-year maturity schedule of the Company’s lease liabilities:

For the years ending December 31,	Amount
2026	$254,940
2027	3,885
2028	3,885
2029	3,562
Total operating lease payments	266,272
Less: imputed interest	(5,157)
Present value of operating lease liabilities	$261,115